Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000015152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 10,900	$ 10,900	$ 10,900	$ 10,554	$ 10,311	$ 10,232	$ 10,527	$ 10,230	$ 10,133	$ 9,894	$ 9,853	$ 9,838	$ 9,750
Average Annual Return, Percent	0.71%	0.76%	0.87%
C000015152 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,180	$ 11,180	$ 11,180	10,825	10,575	10,495	10,797	10,493	10,393	10,148	10,106	10,090	10,000
Average Annual Return, Percent	3.28%	1.28%	1.12%
C000137682 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 10,510	$ 10,510	$ 10,510	10,176	9,942	9,942	10,303	10,093	10,077	9,926	9,962	10,024	10,000
Average Annual Return, Percent	2.45%	0.47%	0.50%
C000015153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,394	$ 11,394	$ 11,394	11,011	10,749	10,645	10,919	10,591	10,469	10,202	10,132	10,098	10,000
Average Annual Return, Percent	3.48%	1.47%	1.31%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,450	$ 12,450	$ 12,450	12,235	11,840	11,866	12,310	11,692	11,266	10,717	10,453	10,395	10,000
Average Annual Return, Percent	1.76%	1.26%	2.22%
S And P Municipal Bond Short Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short Index
Account Value	$ 11,557	$ 11,557	$ 11,557	$ 11,159	$ 10,919	$ 10,754	$ 10,984	$ 10,704	$ 10,513	$ 10,240	$ 10,187	$ 10,117	$ 10,000
Average Annual Return, Percent	3.57%	1.55%	1.46%
Lipper Short Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.33%	1.49%	1.17%